                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                   Van Kampen Limited Maturity Government Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   12/31/03

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Maturity Government Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2003.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Fund shares are neither insured nor guaranteed by the U.S. Government.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Merrill Lynch One-to-Three Year U.S. Treasury Index and Lehman Brothers One-to-Two Year U.S. Government Index from 12/31/93 through 12/31/03. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         LEHMAN BROTHERS ONE-TO-
                                                  VAN KAMPEN LIMITED       MERRILL LYNCH ONE-TO-THREE   TWO YEAR U.S. GOVERNMENT
                                               MATURITY GOVERNMENT FUND     YEAR U.S. TREASURY INDEX              INDEX
                                               ------------------------    --------------------------   ------------------------
12/93                                                   9772.00                    10000.00                     10000.00
                                                        9707.00                     9949.59                      9991.67
                                                        9706.00                     9958.44                     10013.00
                                                        9766.00                    10056.00                     10119.60
12/94                                                   9788.00                    10055.90                     10139.50
                                                       10079.00                    10393.20                     10444.80
                                                       10368.00                    10726.90                     10732.40
                                                       10500.00                    10888.50                     10890.50
12/95                                                  10762.00                    11161.90                     11130.00
                                                       10749.00                    11199.40                     11200.80
                                                       10797.00                    11312.80                     11331.10
                                                       10954.00                    11499.20                     11514.30
12/96                                                  11122.00                    11718.70                     11721.90
                                                       11172.00                    11796.20                     11816.30
                                                       11410.00                    12056.40                     12061.00
                                                       11613.00                    12292.70                     12278.40
12/97                                                  11780.00                    12497.80                     12471.90
                                                       11921.00                    12682.10                     12649.00
                                                       12073.00                    12875.90                     12837.40
                                                       12418.00                    13272.30                     13179.20
12/98                                                  12416.00                    13372.00                     13293.50
                                                       12483.00                    13451.90                     13396.20
                                                       12509.00                    13528.60                     13487.60
                                                       12619.00                    13699.80                     13652.70
12/99                                                  12692.00                    13782.10                     13747.40
                                                       12836.00                    13954.90                     13923.30
                                                       13017.00                    14194.60                     14155.00
                                                       13265.00                    14493.40                     14442.00
12/00                                                  13612.00                    14885.10                     14799.90
                                                       13947.00                    15295.10                     15195.00
                                                       14090.00                    15474.70                     15390.00
                                                       14501.00                    15998.40                     15863.20
12/01                                                  14586.00                    16121.30                     16018.80
                                                       14666.00                    16120.80                     16020.40
                                                       14996.00                    16504.00                     16376.70
                                                       15255.00                    16901.30                     16698.30
12/02                                                  15364.00                    17048.10                     16840.90
                                                       15431.00                    17148.80                     16939.80
                                                       15443.00                    17272.50                     17045.90
                                                       15485.00                    17347.70                     17122.70
12/03                                                  15525.00                    17375.10                     17159.30

Index data source for Merrill Lynch One-to-Three Year U.S. Treasury Index:
Lipper, Inc.

AVERAGE ANNUAL TOTAL RETURNS

                               A SHARES                B SHARES                C SHARES
                            since 06/16/86          since 11/05/91          since 05/10/93
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            5.45%       5.31%       4.14%       4.14%       3.98%       3.98%

10-year                    4.74        4.50        4.27        4.27        4.11        4.11

5-year                     4.57        4.09        4.04        4.04        4.08        4.08

1-year                     1.04       -1.23        0.62       -1.34        0.63       -0.11
---------------------------------------------------------------------------------------------
30-Day SEC Yield                0.83%                   0.36%                   0.36%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, and 1.00 percent for Class B shares and 0.65 percent for Class C shares. The since-inception and 10-year returns for Class B and C shares reflect their conversion into Class A shares six and 10 years after purchase, respectively. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers 1-to 2-Year U.S. Government Index is a broad-based statistical composite of U.S. Government bonds. Merrill Lynch 1-to 3-Year U.S. Treasury Index is generally representative of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Limited Maturity Government Fund is managed by the adviser's Taxable Fixed-Income team. Current team members include W. David Armstrong, Managing Director; Jaidip Singh, Executive Director; and Menglin Luo, Vice President.(1)

MARKET CONDITIONS

The bond markets in 2003 were dominated by perceived deflation concerns on the part of the Federal Reserve Board, as well as by mounting evidence that the U.S. economy was moving into a recovery. Interest rates rose briefly in January on expectations of an imminent recovery, only to consolidate through the spring in the absence of any decisive economic developments. The market moved out of this pattern in May, when Federal Reserve Governor Ben Bernanke openly acknowledged that deflation had become a possibility, "however remote." These comments sent yields plummeting to multi-decade lows as investors sought the perceived safety of Treasury bonds.

Interest rates reversed course once more in June, when the Federal Reserve Open Market Committee cut the federal funds target rate by 25 basis points. This reduction was half of what the market had expected and seemed to signal that the Fed was less concerned about deflation than had previously been thought. The economy also began showing more convincing signs of improvement in the third quarter. By September, both consumer and corporate spending showed strength, and GDP growth topped 8 percent. Interest rates moved sharply higher through the end of August in one of their strongest upward moves in decades, and remained largely unchanged through the end of the year.

In spite of this volatility during the year, yields ended the year up only slightly, increasing roughly 40 basis points across the bulk of the yield curve. The very short part of the yield curve, by contrast, fell by 25 basis points in response to


TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003

-------------------------------------------------------------------------------------
                                       LEHMAN BROTHERS         MERRILL LYNCH
                                       ONE-TO-TWO YEAR       ONE-TO-THREE YEAR
      CLASS A   CLASS B   CLASS C   U.S. GOVERNMENT INDEX   U.S. TREASURY INDEX

       1.04%     0.62%     0.63%            1.89%                  1.90%
-------------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

(1)Team members may change at any time without notice.

the June interest rate cut. As a result, the yield curve steepened slightly to a structure consistent with expectations for an improving economy.

Non-Treasury sectors of the market generally benefited from high investor demand. Mortgage-backed securities had a strong year in which they went from attractively priced to moderately expensive, relative to historical levels. At the beginning of the year, uncertainty over the state of the economy and prepayment speeds led investors to demand a fairly large risk premium as compensation. By early summer, the market had priced in prepayment speeds well in excess of historical levels. Once rates stabilized later in the year, yield spreads over Treasuries began to decline as investors developed greater confidence in the clarity of economic data.

PERFORMANCE ANALYSIS

The fund underperformed its benchmark indexes, the Lehman Brothers One-to-Two Year U.S. Government Index and the Merrill Lynch One-to-Three Year U.S. Treasury Index. (See performance table.)

At the beginning of the period, we believed that interest rates were at unsustainably low levels. As a result of this analysis, we maintained the portfolio's duration (a measure of interest-rate sensitivity) below that of its benchmark indexes to help minimize interest-rate risk. We achieved this by moving some assets out of longer-term paper and into shorter-maturity securities. This strategy helped buoy performance when interest rates rose during the year. However, the lower yields earned on the shorter-duration investments detracted somewhat from overall returns.

Given our anticipation of rising interest rates, we also modified the fund's sector mix. We took advantage of historically attractive valuations in mortgage-backed securities, shifting some assets into this sector from the fund's Treasury holdings. We also sought to capitalize on the widening of yield spreads in agency securities that occurred during the Federal Home Loan Mortgage Corporation ("Freddie Mac") scandal, which ensued when it was announced that the agency would be restating its earnings for the prior three years. We

TOP 5 SECTORS
Treasury Notes/Bonds          42.7%
FNMA                          29.9
Asset-Backed Securities       11.4
FHLMC                         10.8
Corporate Bonds                4.3

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

believed this widening was temporary and offered an opportunity to capture value in the sector, and therefore, we added an allocation to agencies. This strategy also contributed to the fund's performance as yield spreads did generally tighten over the period, as we anticipated.

Even with these positioning changes, the fund's portfolio remained well-diversified throughout the reporting year, with exposure spread primarily across U.S. Treasuries, agencies, mortgage-backed securities, asset-backed securities and cash equivalents.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2003
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           CORPORATE BONDS  5.1%
$ 1,500    AIG Sunamer Global Finance, 144A--
           Private Placement (a)................  5.200%         05/10/04         $   1,520,736
    855    Allstate Financial Global Funding,
           144A--Private Placement (a)..........  2.625          10/22/06               854,044
    620    Bank of America Corp. ...............  4.750          10/15/06               654,976
    400    Bank of America Corp. ...............  3.875          01/15/08               408,186
    290    Bank of New York Co., Inc. ..........  5.200          07/01/07               310,925
    600    Bank One NA Illinois.................  1.270          05/05/06               600,964
    525    Citicorp.............................  6.750          08/15/05               566,532
    600    Citicorp.............................  6.375          11/15/08               664,337
    120    Citigroup Global Markets Holdings,
           Inc. ................................  1.280          12/12/06               120,008
    860    Citigroup, Inc. .....................  5.750          05/10/06               926,067
    630    Citigroup, Inc. .....................  5.500          08/09/06               676,103
  2,480    General Electric Capital Corp. ......  5.375          03/15/07             2,669,509
  1,160    Goldman Sachs Group, Inc. ...........  4.125          01/15/08             1,190,448
    875    International Lease Finance Corp. ...  3.750          08/01/07               893,111
    775    John Hancock Global Funding II,
           144A--Private Placement (a)..........  5.625          06/27/06               830,120
    630    John Hancock Global Funding II,
           144A--Private Placement (a)..........  7.900          07/02/10               751,696
  1,200    Marsh & McLennan Cos., Inc. .........  5.375          03/15/07             1,284,576
    420    Southwest Airlines Co. ..............  5.496          11/01/06               447,936
  1,070    TIAA Global Markets, Inc., 144A--
           Private Placement (a)................  5.000          03/01/07             1,136,081
    420    U.S. Bancorp.........................  5.100          07/15/07               448,184
    540    U.S. Bank NA.........................  2.850          11/15/06               542,983
    910    Wachovia Corp. ......................  4.950          11/01/06               966,802
    475    Wisconsin Electric Power Co. ........  4.500          05/15/13               464,728
    389    World Financial Prop., 144A-- Private
           Placement (a)........................  6.910          09/01/13               430,370
    398    World Financial Prop., 144A-- Private
           Placement (a)........................  6.950          09/01/13               441,589
                                                                                  -------------
           TOTAL CORPORATE BONDS...............................................      19,801,011
                                                                                  -------------

See Notes to Financial Statements                                              5

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           ADJUSTABLE RATE MORTGAGE BACKED
           SECURITIES  0.1%
$   386    Federal National Mortgage Association
           30 Year Pools........................  3.244%         09/01/19         $     395,264
                                                                                  -------------

           ASSET BACKED SECURITIES  13.7%
  2,400    American Express Credit Account
           Master Trust.........................  1.690          01/15/09             2,356,026
  2,400    Bank One Issuance Trust..............  2.940          06/16/08             2,437,067
  2,600    Bank One Issuance Trust..............  3.860          06/11/11             2,632,713
  1,200    BMW Vehicle Owner Trust..............  4.460          05/25/07             1,240,023
  1,800    Capital Auto Receivables Asset
           Trust................................  3.580          10/16/06             1,846,292
  1,200    Capital Auto Receivables Asset
           Trust................................  4.500          10/15/07             1,242,240
  2,900    Chase Manhattan Auto Owner Trust.....  2.940          06/15/10             2,901,798
  1,525    Chase Manhattan Auto Owner Trust.....  4.240          09/15/08             1,577,839
  2,650    Citibank Credit Card Issuance
           Trust................................  4.400          05/15/07             2,746,092
  2,100    Daimler Chrysler Auto Trust..........  3.090          01/08/08             2,131,459
  1,200    Daimler Chrysler Auto Trust..........  4.490          10/06/08             1,243,376
  2,400    Fleet Credit Card Master Trust II....  2.750          04/15/08             2,429,068
  2,800    Ford Credit Auto Owner Trust.........  3.130          11/15/06             2,852,676
  2,450    Ford Credit Auto Owner Trust.........  3.790          09/15/06             2,513,620
    747    Ford Credit Auto Owner Trust.........  4.140          12/15/05               756,552
    500    Ford Credit Auto Owner Trust.........  4.750          08/15/06               519,433
  1,625    Harley-Davidson Motorcycle Trust.....  3.090          06/15/10             1,654,432
  1,200    Harley-Davidson Motorcycle Trust.....  4.500          01/15/10             1,240,461
  1,625    Honda Auto Receivables Owner Trust...  2.700          04/15/08             1,635,302
  3,000    Honda Auto Receivables Owner Trust...  2.770          11/21/08             3,011,595
    509    Honda Auto Receivables Owner Trust...  3.500          10/15/05               513,447
  1,775    Honda Auto Receivables Owner Trust...  4.490          09/17/07             1,841,184
    532    Household Automotive Trust...........  3.680          04/17/06               536,939
  1,000    Hyundai Auto Receivables Trust.......  2.330          11/15/07             1,001,105
  1,130    National City Auto Receivables
           Trust................................  4.040          07/15/06             1,143,491
    339    Nissan Auto Receivables Owner
           Trust................................  3.580          09/15/05               341,569
  1,250    Nissan Auto Receivables Owner
           Trust................................  4.600          09/17/07             1,296,631
    225    Nissan Auto Receivables Owner
           Trust................................  4.800          02/15/07               230,045
    600    Nordstrom Private Label Credit Card
           Master Trust, 144A--Private Placement
           (a)..................................  4.820          04/15/10               631,559
  3,200    Whole Auto Loan Trust................  2.580          03/15/10             3,188,322
  3,350    William Street Funding Corp., 144A--
           Private Placement (a)................  1.410          04/23/06             3,356,993
                                                                                  -------------
           TOTAL ASSET BACKED SECURITIES.......................................      53,049,349
                                                                                  -------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           COLLATERALIZED MORTGAGE
           OBLIGATIONS  0.9%
$ 2,368    Federal Home Loan Mortgage Corp. ....  6.500%         03/15/28         $   2,379,961
    965    Government National Mortgage
           Association (REMIC)..................  1.554          09/16/19               969,077
                                                                                  -------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS...........................       3,349,038
                                                                                  -------------

           MORTGAGE BACKED SECURITIES  37.6%
  1,328    Federal Home Loan Mortgage Corp. Gold
           30 Year Pools........................  6.500    12/01/27 to 01/01/33       1,392,563
  3,163    Federal Home Loan Mortgage Corp. Gold
           30 Year Pools........................  7.500    02/01/27 to 09/01/32       3,398,690
    136    Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools...............  9.250          12/01/15               141,872
  1,450    Federal Home Loan Mortgage Corp.,
           January..............................  7.500            TBA                1,557,390
  1,585    Federal National Mortgage Association
           30 Year Pools........................  6.500    10/01/31 to 01/01/32       1,658,567
  9,749    Federal National Mortgage Association
           30 Year Pools........................  7.000    05/01/26 to 08/01/32      10,329,539
 11,011    Federal National Mortgage Association
           30 Year Pools........................  7.500    12/01/28 to 09/01/32      11,771,215
    219    Federal National Mortgage Association
           30 Year Pools (FHA/VA)...............  8.500    05/01/21 to 04/01/25         240,862
     78    Federal National Mortgage Association
           30 Year Pools........................  9.500    03/01/16 to 04/01/20          87,657
    177    Federal National Mortgage Association
           30 Year Pools........................ 10.000          05/01/21               198,755
 72,500    Federal National Mortgage
           Association, January.................  6.500            TBA               75,830,505
 19,150    Federal National Mortgage
           Association, January.................  7.000            TBA               20,281,037
 17,150    Federal National Mortgage
           Association, January.................  7.500            TBA               18,329,063
    224    Government National Mortgage
           Association 30 Year Pools............  7.500    06/15/28 to 08/15/28         240,896
     25    Government National Mortgage
           Association 30 Year Pools............  9.500    07/15/16 to 06/15/18          28,062
    125    Government National Mortgage
           Association 30 Year Pools............ 10.000    03/15/16 to 04/15/19         140,730

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

December 31, 2003

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           MORTGAGE BACKED SECURITIES (CONTINUED)
$    16    Government National Mortgage
           Association 30 Year Pools............ 10.500%         02/15/18         $      17,885
    103    Government National Mortgage
           Association 30 Year Pools............ 11.000          11/15/18               117,560
                                                                                  -------------
           TOTAL MORTGAGE BACKED SECURITIES  37.6%.............................     145,762,848
                                                                                  -------------

           UNITED STATES GOVERNMENT AGENCY
           OBLIGATION  11.2%
 43,080    Federal Home Loan Mortgage Corp. ....  2.750          08/15/06            43,502,615
                                                                                  -------------

           UNITED STATES TREASURY
           OBLIGATIONS  51.1%
 42,000    United States Treasury Notes.........  1.500          07/31/05            41,980,344
 35,000    United States Treasury Notes.........  2.000          11/30/04            35,261,135
 25,500    United States Treasury Notes.........  2.875          06/30/04            25,741,077
 25,500    United States Treasury Notes.........  3.250          05/31/04            25,742,071
 26,000    United States Treasury Notes.........  3.375          04/30/04            26,213,304
 12,000    United States Treasury Notes.........  5.625          02/15/06            12,936,096
 10,000    United States Treasury Notes.........  5.750          11/15/05            10,739,850
 15,000    United States Treasury Notes.........  6.750          05/15/05            16,085,160
  3,000    United States Treasury Notes.........  7.250          08/15/04             3,114,612
                                                                                  -------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS............................     197,813,649
                                                                                  -------------
TOTAL LONG-TERM INVESTMENTS  119.7%
  (Cost $461,414,970)..........................................................     463,673,774
                                                                                  -------------

SHORT-TERM INVESTMENTS  8.9%
           UNITED STATES GOVERNMENT OBLIGATIONS  8.9%
           Federal National Mortgage Association Discount Note ($33,418,000
           par, yielding 0.70%, 01/02/04 maturity).............................      33,417,350
           United States Treasury Bill ($500,000 par, yielding 0.962%, 01/15/04
           maturity) (b).......................................................         499,813
           United States Treasury Bill ($550,000 par, yielding 0.852%, 03/25/04
           maturity) (b).......................................................         548,909
                                                                                  -------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003

                                                                                     MARKET
                                                                                      VALUE
TOTAL SHORT-TERM INVESTMENTS  8.9%
  (Cost $34,465,876)...........................................................   $  34,466,072
                                                                                  -------------

TOTAL INVESTMENTS  128.6%
  (Cost $495,880,846)..........................................................     498,139,846
LIABILITIES IN EXCESS OF OTHER ASSETS  (28.6%).................................    (110,703,450)
                                                                                  -------------

NET ASSETS  100.0%.............................................................   $ 387,436,396
                                                                                  =============

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

TBA-- To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

See Notes to Financial Statements                                              9

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003

ASSETS:
Total Investments (Cost $495,880,846).......................  $498,139,846
Receivables:
  Investments Sold..........................................     3,501,914
  Fund Shares Sold..........................................     2,249,617
  Interest..................................................     2,066,960
Other.......................................................       128,910
                                                              ------------
    Total Assets............................................   506,087,247
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................   115,577,105
  Fund Shares Repurchased...................................     1,947,530
  Income Distributions......................................       240,079
  Distributor and Affiliates................................       238,147
  Custodian Bank............................................       163,557
  Investment Advisory Fee...................................       132,805
  Variation Margin on Futures...............................        82,656
Trustees' Deferred Compensation and Retirement Plans........       171,995
Accrued Expenses............................................        96,977
                                                              ------------
    Total Liabilities.......................................   118,650,851
                                                              ------------
NET ASSETS..................................................  $387,436,396
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $398,759,301
Net Unrealized Appreciation.................................     1,736,096
Accumulated Undistributed Net Investment Income.............    (1,363,224)
Accumulated Net Realized Loss...............................   (11,695,777)
                                                              ------------
NET ASSETS..................................................  $387,436,396
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $181,634,723 and 15,262,106 shares of
    beneficial interest issued and outstanding).............  $      11.90
    Maximum sales charge (2.25%* of offering price).........           .27
                                                              ------------
    Maximum offering price to public........................  $      12.17
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $122,728,029 and 10,222,587 shares of
    beneficial interest issued and outstanding).............  $      12.01
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $83,073,644 and 6,952,042 shares of
    beneficial interest issued and outstanding).............  $      11.95
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
Interest....................................................  $ 7,878,851
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $305,030, $949,099 and $607,550,
  respectively).............................................    1,861,679
Investment Advisory Fee.....................................    1,733,309
Shareholder Services........................................      589,738
Custody.....................................................       53,877
Trustees' Fees and Related Expenses.........................       27,116
Legal.......................................................       10,734
Other.......................................................      300,597
                                                              -----------
    Total Expenses..........................................    4,577,050
    Investment Advisory Fee Reduction.......................      278,285
    Less Credits Earned on Cash Balances....................        1,868
                                                              -----------
    Net Expenses............................................    4,296,897
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,581,954
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   946,000
  Futures...................................................      (61,074)
                                                              -----------
Net Realized Gain...........................................      884,926
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    2,979,960
                                                              -----------
  End of the Period:
    Investments.............................................    2,259,000
    Futures.................................................     (522,904)
                                                              -----------
                                                                1,736,096
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,243,864)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (358,938)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,223,016
                                                              ===========

See Notes to Financial Statements                                             11

Statements of Changes in Net Assets

                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $   3,581,954        $   4,692,123
Net Realized Gain....................................          884,926            4,210,681
Net Unrealized Appreciation/Depreciation During the
  Period.............................................       (1,243,864)           1,768,729
                                                         -------------        -------------
Change in Net Assets from Operations.................        3,223,016           10,671,533
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares.....................................       (6,300,466)          (4,514,668)
  Class B Shares.....................................       (4,047,193)          (3,767,659)
  Class C Shares.....................................       (2,583,120)          (2,024,021)
                                                         -------------        -------------
Total Distributions..................................      (12,930,779)         (10,306,348)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       (9,707,763)             365,185
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................      364,882,484          381,254,379
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................        9,166,258            7,155,261
Cost of Shares Repurchased...........................     (343,180,342)        (167,108,208)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...       30,868,400          221,301,432
                                                         -------------        -------------
TOTAL INCREASE IN NET ASSETS.........................       21,160,637          221,666,617
NET ASSETS:
Beginning of the Period..............................      366,275,759          144,609,142
                                                         -------------        -------------
End of the Period (Including accumulated
  undistributed net investment income of $(1,363,224)
  and $(899,880), respectively)......................    $ 387,436,396        $ 366,275,759
                                                         =============        =============

 12                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              YEAR ENDED DECEMBER 31,
CLASS A SHARES                                --------------------------------------------------------
                                              2003 (a)   2002 (a)   2001 (a) (b)   2000 (a)   1999 (a)
                                              --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $12.17     $12.08       $11.91       $11.78     $12.16
                                               ------     ------       ------       ------     ------
  Net Investment Income.....................      .13        .28          .46          .73        .64
  Net Realized and Unrealized Gain/Loss.....      -0-        .35          .37          .10       (.38)
                                               ------     ------       ------       ------     ------
Total from Investment Operations............      .13        .63          .83          .83        .26
Less Distributions from Net Investment
  Income....................................      .40        .54          .66          .70        .64
                                               ------     ------       ------       ------     ------
NET ASSET VALUE, END OF THE PERIOD..........   $11.90     $12.17       $12.08       $11.91     $11.78
                                               ======     ======       ======       ======     ======

Total Return* (c)...........................    1.04%      5.34%        7.16%        7.25%      2.22%
Net Assets at End of the Period (In
  millions).................................   $181.6     $150.3       $ 65.6       $ 30.3     $ 37.0
Ratio of Expenses to Average Net Assets*
  (d).......................................     .72%       .59%         .85%        1.13%      1.42%
Ratio of Net Investment Income to Average
  Net Assets*...............................    1.08%      2.31%        3.95%        6.26%      5.40%
Portfolio Turnover..........................     311%(e)    154%         134%         243%       153%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (d).......................................     .79%       .79%        1.05%        1.33%      1.47%
Ratio of Net Investment Income to Average
  Net Assets................................    1.01%      2.11%        3.75%        6.06%      5.35%

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

(e) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's current year portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the last fiscal year than in previous fiscal years.

See Notes to Financial Statements                                             13

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              YEAR ENDED DECEMBER 31,
CLASS B SHARES                                --------------------------------------------------------
                                              2003 (a)   2002 (a)   2001 (a) (b)   2000 (a)   1999 (a)
                                              --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $12.27     $12.18       $11.98       $11.82     $12.20
                                               ------     ------       ------       ------     ------
  Net Investment Income.....................      .08        .22          .41          .69        .55
  Net Realized and Unrealized Gain/Loss.....      -0-        .36          .39          .08       (.38)
                                               ------     ------       ------       ------     ------
Total from Investment Operations............      .08        .58          .80          .77        .17
Less Distributions from Net Investment
  Income....................................      .34        .49          .60          .61        .55
                                               ------     ------       ------       ------     ------
NET ASSET VALUE, END OF THE PERIOD..........   $12.01     $12.27       $12.18       $11.98     $11.82
                                               ======     ======       ======       ======     ======

Total Return* (c)...........................     .62%      4.81%        6.73%        6.79%      1.42%
Net Assets at End of the Period (In
  millions).................................   $122.7     $138.7       $ 52.5       $ 10.5     $  9.9
Ratio of Expenses to Average Net Assets*
  (d).......................................    1.21%      1.08%        1.29%        1.57%      2.18%
Ratio of Net Investment Income to Average
  Net Assets*...............................     .63%      1.81%        3.38%        5.82%      4.64%
Portfolio Turnover..........................     311%(e)    154%         134%         243%       153%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (d).......................................    1.27%      1.28%        1.49%        1.77%      2.23%
Ratio of Net Investment Income to Average
  Net Assets................................     .57%      1.61%        3.18%        5.62%      4.59%

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

(e) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's current year portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the last fiscal year than in previous fiscal years.

 14                                            See Notes to Financial Statements

Financial Highlights
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              YEAR ENDED DECEMBER 31,
CLASS C SHARES                                --------------------------------------------------------
                                              2003 (a)   2002 (a)   2001 (a) (b)   2000 (a)   1999 (a)
                                              --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $12.21     $12.13       $11.95       $11.81     $12.18
                                               ------     ------       ------       ------     ------
  Net Investment Income.....................      .08        .21          .37          .66        .55
  Net Realized and Unrealized Gain/Loss.....      -0-        .36          .42          .13       (.37)
                                               ------     ------       ------       ------     ------
Total from Investment Operations............      .08        .57          .79          .79        .18
Less Distributions from Net Investment
  Income....................................      .34        .49          .61          .65        .55
                                               ------     ------       ------       ------     ------
NET ASSET VALUE, END OF THE PERIOD..........   $11.95     $12.21       $12.13       $11.95     $11.81
                                               ======     ======       ======       ======     ======

Total Return* (c)...........................     .63%      4.74%        7.02%        6.62%      1.54%
Net Assets at End of the Period (In
  millions).................................   $ 83.1     $ 77.3       $ 26.5       $  2.9     $  4.6
Ratio of Expenses to Average Net Assets*
  (d).......................................    1.21%      1.08%        1.23%        1.57%      2.17%
Ratio of Net Investment Income to Average
  Net Assets*...............................     .61%      1.76%        3.13%        5.79%      4.65%
Portfolio Turnover..........................     311%(e)    154%         134%         243%       153%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets
  (d).......................................    1.28%      1.28%        1.43%        1.77%      2.23%
Ratio of Net Investment Income to Average
  Net Assets................................     .54%      1.56%        2.93%        5.59%      4.60%

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .79%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

(e) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's current year portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher during the last fiscal year than in previous fiscal years.

See Notes to Financial Statements                                             15

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Maturity Government Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities (including mortgage-related securities) issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund commenced investment operations on June 16, 1986. The distribution of the Fund's Class B and Class C Shares commenced on November 5, 1991 and May 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments and forwards are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2003, the Fund has $115,577,105 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $10,225,072 which will expire between December 31, 2004 and December 31, 2011. Of this amount, $461,488 will expire on December 31, 2004.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $497,379,283
                                                              ============
Gross tax unrealized appreciation...........................  $  2,155,428
Gross tax unrealized depreciation...........................    (1,394,865)
                                                              ------------
Net tax unrealized appreciation on investments..............  $    760,563
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                                                 2003           2002
Distributions paid from:
  Ordinary income...........................................  $13,405,106    $9,762,608
  Long-term capital gain....................................          -0-           -0-
                                                              -----------    ----------
                                                              $13,405,106    $9,762,608
                                                              ===========    ==========

    Due to inherent differences in the recognition of income, expenses and realized gain/losses under accounting principles generally accepted in the United States of America

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the recognition of net realized gains/losses on paydowns of mortgage pool obligations totaling $2,035,186 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent difference relating to a portion of the capital loss carryforward expiring in the current year totaling $221,111 has been reclassified from accumulated net realized loss to capital. Additionally, a permanent difference relating to the Fund's investment in other regulated investment companies totaling $13,213 was reclassified from accumulated undistributed net investment income to accumulated net realized loss, and book to tax amortization differences totaling $6,837,082 were reclassified from accumulated undistributed net investment income to accumulated net realized loss.

    As of December 31, 2003, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $285,810

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of post October losses which are not realized for tax purposes until the first day of the following fiscal year, straddle positions and gains or losses recognized for tax purposes on open futures transactions on December 31, 2003.

F. EXPENSE REDUCTIONS During the year ended December 31, 2003, the Fund's custody fee was reduced by $1,868 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .400%
Next $500 million...........................................     .375%
Over $1 billion.............................................     .350%

    For the year ended December 31, 2003, the Adviser voluntarily waived $278,285 of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2003, the Fund recognized expenses of approximately $10,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $37,000 representing

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2003, the Fund recognized expenses of approximately $479,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $86,817 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2003. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

3. CAPITAL TRANSACTIONS

At December 31, 2003, capital aggregated $192,611,123, $122,419,897 and
$83,728,281 for Classes A, B and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   19,619,725    $ 236,655,781
  Class B...................................................    5,376,794       65,508,851
  Class C...................................................    5,176,333       62,717,852
                                                              -----------    -------------
Total Sales.................................................   30,172,852    $ 364,882,484
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      371,702    $   4,465,291
  Class B...................................................      242,963        2,945,728
  Class C...................................................      145,456        1,755,239
                                                              -----------    -------------
Total Dividend Reinvestment.................................      760,121    $   9,166,258
                                                              ===========    =============
Repurchases:
  Class A...................................................  (17,079,039)   $(205,362,705)
  Class B...................................................   (6,703,878)     (81,209,132)
  Class C...................................................   (4,697,961)     (56,608,505)
                                                              -----------    -------------
Total Repurchases...........................................  (28,480,878)   $(343,180,342)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

    At December 31, 2002, capital aggregated $156,956,416, $135,244,491 and
$75,911,105 for Classes A, B and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,290,990    $ 186,489,055
  Class B...................................................    9,913,676      121,942,454
  Class C...................................................    5,946,828       72,822,870
                                                              -----------    -------------
Total Sales.................................................   31,151,494    $ 381,254,379
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      266,021    $   3,240,631
  Class B...................................................      211,473        2,598,106
  Class C...................................................      107,672        1,316,524
                                                              -----------    -------------
Total Dividend Reinvestment.................................      585,166    $   7,155,261
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,633,392)   $(105,225,733)
  Class B...................................................   (3,132,425)     (38,497,615)
  Class C...................................................   (1,911,267)     (23,384,860)
                                                              -----------    -------------
Total Repurchases...........................................  (13,677,084)   $(167,108,208)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended December 31, 2003 and 2002, 355,324 and 218,163 Class B Shares automatically converted to Class A Shares, respectively and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended December 31, 2003 and 2002, 26,623 and 0 Class C Shares automatically converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   2.00%              .75%
Second......................................................   1.50%              None
Third.......................................................   1.00%              None
Fourth......................................................    .50%              None
Fifth and Thereafter........................................    None              None

    For the year ended December 31, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $73,800 and CDSC on redeemed shares of approximately $485,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding short-term investments, were $1,566,673,994 and $1,440,625,660, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2003 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2002............................      313
Futures Opened..............................................    4,318
Futures Closed..............................................   (3,837)
                                                               ------
Outstanding at December 31, 2003............................      794
                                                               ======

    The futures contracts outstanding as of December 31, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures March 2004
  (Current Notional Value of $214,047 per contract).........     158         $ 125,129
SHORT CONTRACTS:
Eurodollar Futures March 2004
  (Current Notional Value of $246,938 per contract).........      13           (66,352)
U.S. Treasury Notes 5-Year Futures March 2004
  (Current Notional Value of $111,625 per contract).........     312          (261,935)
U.S. Treasury Notes 10-Year Futures March 2004
  (Current Notional Value of $112,266 per contract).........     311          (319,746)
                                                                 ---         ---------
                                                                 794         $(522,904)
                                                                 ===         =========

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $5,915,700 and $213,300 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2003 are payments retained by Van Kampen of approximately $1,095,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $102,700.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Van Kampen Limited Maturity Government Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Limited Maturity Government Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Limited Maturity Government Fund at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
February 6, 2004

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 26

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             88       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Former
                                                       Director of the World
                                                       Presidents
                                                       Organization-Chicago
                                                       Chapter. Director of the
                                                       Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              86       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jerry D. Choate (65)          Trustee      Trustee     Prior to January 1999,         86       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Rod Dammeyer (63)             Trustee      Trustee     President of CAC, llc., a      88       Trustee/Director/Managing
CAC, llc.                                  since 2003  private company offering                General Partner of funds
4350 LaJolla Village Drive                             capital investment and                  in the Fund Complex.
Suite 980                                              management advisory                     Director of Stericycle,
San Diego, CA 92122-6223                               services. Prior to July                 Inc., TheraSense, Inc.,
                                                       2000, Managing Partner of               Ventana Medical Systems,
                                                       Equity Group Corporate                  Inc., GATX Corporation
                                                       Investment (EGI), a                     and Trustee of The
                                                       company that makes                      Scripps Research
                                                       private investments in                  Institute and the
                                                       other companies.                        University of Chicago
                                                                                               Hospitals and Health
                                                                                               Systems. Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Vice
                                                                                               Chairman and Director of
                                                                                               Anixter International,
                                                                                               Inc. and IMC Global Inc.
                                                                                               Prior to July 2000,
                                                                                               Director of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (55)       Trustee      Trustee     Managing Partner of            86       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (51)         Trustee      Trustee     Director and President of      86       Trustee/Director/Managing
11 DuPont Circle, N.W.                     since 1995  the German Marshall Fund                General Partner of funds
Washington, D.C. 20016                                 of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       88       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (67)           Trustee      Trustee     President of Nelson            86       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         88       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, P.H.D.    Trustee      Trustee     Currently with Paladin         86       Trustee/Director/Managing
(62)                                       since 1999  Capital Group-Paladin                   General Partner of funds
2001 Pennsylvania Avenue                               Homeland Security Fund                  in the Fund Complex.
Suite 400                                              since November 2003.                    Director of Neurogen
Washington, DC 20006                                   Previously, Chief                       Corporation, a
                                                       Communications Officer of               pharmaceutical company,
                                                       the National Academy of                 since January 1998.
                                                       Sciences/National
                                                       Research Council, an
                                                       independent, federally
                                                       chartered policy
                                                       institution, since 2001
                                                       and Chief Operating
                                                       Officer from 1993 to
                                                       2001. Director of the
                                                       Institute for Defense
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, and
                                                       Trustee of Colorado
                                                       College. Prior to 1993,
                                                       Executive Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (50)       Trustee,     Trustee     President and Chief            86       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (57)  Trustee      Trustee     Advisory Director of           88       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (64)         Trustee      Trustee     Partner in the law firm        88       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (63)          Vice President           Officer     Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                    since 1998  Vice President of funds in the Fund Complex. Prior to
45th Floor                                                         December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                                  Investments and President and Chief Operations Officer of
                                                                   the Adviser and Van Kampen Advisors Inc. Prior to May 2002,
                                                                   Executive Vice President and Chief Investment Officer of
                                                                   funds in the Fund Complex. Prior to May 2001, Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, and Managing Director and President of the
                                                                   Adviser and Van Kampen Advisors Inc. Prior to December 2000,
                                                                   Executive Vice President and Chief Investment Officer of Van
                                                                   Kampen Investments, and President and Chief Operating
                                                                   Officer of the Adviser. Prior to April 2000, Executive Vice
                                                                   President and Chief Investment Officer for Equity
                                                                   Investments of the Adviser. Prior to October 1998, Vice
                                                                   President and Senior Portfolio Manager with AIM Capital
                                                                   Management, Inc. Prior to February 1998, Senior Vice
                                                                   President and Portfolio Manager of Van Kampen American
                                                                   Capital Asset Management, Inc., Van Kampen American Capital
                                                                   Investment Advisory Corp. and Van Kampen American Capital
                                                                   Management, Inc.

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas                            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John R. Reynoldson (50)       Vice President           Officer     Executive Director and Portfolio Specialist of the Adviser
1 Parkview Plaza                                       since 2000  and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                      Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                         the Fixed Income Department of the Adviser and Van Kampen
                                                                   Advisors Inc. Prior to December 2000, Senior Vice President
                                                                   of the Adviser and Van Kampen Advisors Inc. Prior to May
                                                                   2000, Senior Vice President of the investment grade taxable group for the Adviser. Prior to June 1999, Senior Vice
                                                                   President of the government securities bond group for Asset
                                                                   Management.

Ronald E. Robison (65)        Executive Vice           Officer     Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and            since 2003  Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal Executive                  funds in the Fund Complex. Chief Global Operations Officer
                              Officer                              and Managing Director of Morgan Stanley Investment
                                                                   Management Inc. Managing Director of Morgan Stanley.
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust. Vice
                                                                   President of the Morgan Stanley Funds.

A. Thomas Smith III (47)      Vice President and       Officer     Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                since 1999  Director of Van Kampen Investments, Director of the Adviser,
New York, NY 10020                                                 Van Kampen Advisors Inc., the Distributor, Investor Services
                                                                   and certain other subsidiaries of Van Kampen Investments.
                                                                   Managing Director and General Counsel-Mutual Funds of Morgan
                                                                   Stanley Investment Advisors, Inc. Vice President and
                                                                   Secretary of funds in the Fund Complex. Prior to July 2001,
                                                                   Managing Director, General Counsel, Secretary and Director
                                                                   of Van Kampen Investments, the Adviser, the Distributor,
                                                                   Investor Services, and certain other subsidiaries of Van
                                                                   Kampen Investments. Prior to December 2000, Executive Vice
                                                                   President, General Counsel, Secretary and Director of Van
                                                                   Kampen Investments, the Adviser, Van Kampen Advisors Inc.,
                                                                   the Distributor, Investor Services and certain other
                                                                   subsidiaries of Van Kampen Investments. Prior to January
                                                                   1999, Vice President and Associate General Counsel to New
                                                                   York Life Insurance Company ("New York Life"), and prior to
                                                                   March 1997, Associate General Counsel of New York Life.
                                                                   Prior to December 1993, Assistant General Counsel of The
                                                                   Dreyfus Corporation. Prior to August 1991, Senior Associate,
                                                                   Willkie Farr & Gallagher. Prior to January 1989, Staff
                                                                   Attorney at the Securities and Exchange Commission, Division
                                                                   of Investment Management, Office of Chief Counsel.

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

John L. Sullivan (48)         Vice President, Chief    Officer     Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Financial Officer and    since 1996  the Adviser, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Treasurer                            subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181                                         Chief Financial Officer and Treasurer of funds in the Fund
                                                                   Complex. Head of Fund Accounting for Morgan Stanley
                                                                   Investment Management. Prior to December 2002, Executive
                                                                   Director of Van Kampen Investments, the Adviser and Van
                                                                   Kampen Advisors Inc.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling (800) 847-2424.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 30, 130, 230
                                                 LTMG ANR 2/04 13666B04-AP-2/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit 10A.
         (2) Not applicable.
         (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2003
                                                 REGISTRANT       COVERED ENTITIES(1)
AUDIT FEES ...............................        $ 21,630                N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES .............        $      0           $ 93,000(2)
          TAX FEES .......................        $  1,370(3)        $163,414(4)
          ALL OTHER FEES .................        $      0           $341,775(5)
TOTAL NON-AUDIT FEES .....................        $  1,370           $598,189

TOTAL ....................................        $ 23,000           $598,189


           2002
                                                 REGISTRANT       COVERED ENTITIES(1)
AUDIT FEES ...............................        $ 20,550                N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES .............        $      0           $179,000(2)
          TAX FEES .......................        $  1,300(3)        $      0
          ALL OTHER FEES .................        $      0           $595,150(6)
TOTAL NON-AUDIT FEES .....................        $  1,300           $774,150

TOTAL ....................................        $ 21,850           $774,150

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.


----------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         -        Statutory audits or financial audits for the Fund
         - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
         -        Due diligence services pertaining to potential fund mergers
         - Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
         - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
         - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
         - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
         - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):
         -        U.S. federal, state and local tax planning and advice
         -        U.S. federal, state and local tax compliance
         -        International tax planning and advice
         -        International tax compliance
         - Review of federal, state, local and international income, franchise, and other tax returns
         -        Identification of Passive Foreign Investment Companies
         - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
         -        Domestic and foreign tax planning, compliance, and advice
         - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
         - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
         - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.

Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

         - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
         - Bookkeeping or other services related to the accounting records or financial statements of the audit client
         -        Financial information systems design and implementation
         - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
         -        Actuarial services
         -        Internal audit outsourcing services
         -        Management functions
         -        Human resources
         - Broker-dealer, investment adviser or investment banking services
         -        Legal services
         -        Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
         -        Van Kampen Investments, Inc.
         -        Van Kampen Investment Advisory Corporation
         -        Van Kampen Asset Management Inc.
         -        Van Kampen Advisors Inc.
         -        Van Kampen Funds Inc.
         -        Van Kampen Trust Company
         -        Van Kampen Investor Services Inc.
         -        Van Kampen Management Inc.
         -        Morgan Stanley Investment Management Inc.
         -        Morgan Stanley Investments LP
         -        Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Van Kampen Limited Maturity Government Fund
             ----------------------------------------------------

By:  /s/ Ronald E. Robison
    ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    ------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004